Accounting information and policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information about Effects of Hyperinflationary Economies	The main effects on the Group consolidated financial statements (including discontinued operations) for 2025 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	(199)	(20)	(219)
Turnover increase/(reduction)	(90)	(16)	(106)
Operating profit increase/(reduction)	(54)	(46)	(100)
Net monetary gain/(loss)	(46)	(10)	(56)

Summary of New Standards, Amendments and Interpretations of Existing Standards that are Not Yet Effective and Have Not Been Early Adopted by the Group	New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. The Group is currently assessing their impact on the financial results and position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ Effective from 1 January 2026
In May 2024, the International Accounting Standards Board (IASB) amended IFRS 7 and IFRS 9, which includes clarifications on recognition and derecognition dates of certain financial assets and liabilities, including exceptions for liabilities settled through electronic cash transfer systems.

IFRS 18 Presentation and Disclosure in Financial Statements Effective 1 January 2027
IFRS 18 will replace IAS 1 Presentation of Financial Statements. The amendment impacts presentation and disclosure of the consolidated income statement with new defined categories being operating, investing and financing to provide a consistent structure.
Disclosures about Management-defined Performance Measures (MPMs) (i.e. certain non-GAAP measures) will have to be disclosed in the financial statement with reconciliations to GAAP measures. The new standard will also provide guidance on grouping of information (aggregation/disaggregation).
The Group has commenced its assessment of IFRS 18 Presentation and Disclosure in Financial Statements (effective 1 January
2027), with the main impacts expected on the presentation of the consolidated income statement and the disclosure of
Management Performance Measures. The standard will be applied from its mandatory effective date of 1 January 2027. Final impact assessment and transition activities will take place during 2026.